Share-Based Compensation - Schedule of Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Expected term (in years)	5 years 11 months 12 days	5 years 10 months 24 days
Expected volatility	66.10%	63.40%
Risk-free interest rate	0.43%	1.88%
Expected dividend yield	0.00%	0.00%
Fair value of underlying ordinary shares (in dollars per share)	$ 12.58	$ 2.16